PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PLANT AND EQUIPMENT

Computer equipment
USD
Cost:
At 1 April 2023, 31 March 2024 and 31 March 2025	5,038
Accumulated depreciation:
At 1 April 2023	(1,342)
Charge during 2024	(3,696)
At 31 March 2024 and 31 March 2025	(5,038)
Net carrying amount:
At 31 March 2024 and 31 March 2025	-

SCHEDULE OF ESTIMATED USEFUL LIVES OF PLANT AND EQUIPMENT
Office equipment	5 years